Fair value of financial instruments	12 Months Ended
Jan. 31, 2015
Fair value of financial instruments [Text Block]

NOTE 15 – Fair value of financial instruments

		Fair value measurements at reporting date using:
		Quoted prices in		Significant
		active markets for	Significant other	unobservable
		identical liabilities	observable inputs	inputs
Description	Fair Value	(Level 1)	(Level 2)	(Level 3)
Warrant and convertible note derivative liability at January 31, 2015	$216,705	-	-	$216,705
Warrant and convertible note derivative liability at January 31, 2014	$46,985	-	-	$46,985

Our financial instruments consist of cash and cash equivalents, accounts payable, accrued liabilities, convertible notes payable, notes payable, and derivative liability. It is management's opinion that we are not exposed to significant interest, currency or credit risks arising from these financial instruments. With the exception of the derivative liability, the fair value of these financial instruments approximates their carrying values based on their short maturities or for long-term debt based on borrowing rates currently available to us for loans with similar terms and maturities. Gains and losses recognized on changes in estimated fair value of the warrant liability are reported in other income (expense) as gain (loss) on change in fair value.